Goodwill and Intangible Assets - Schedule of Changes to the Carrying Amount of Goodwill (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Goodwill And Intangible Assets Disclosure [Abstract]
Balance at beginning of year	$ 10,050
Goodwill from current year PSB acquisition	8,243
Balance at end of year	$ 18,293